Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Grant revenue	$ 1,153	$ 993	$ 597	$ 249	$ 140	$ 335				$ 1,979	$ 335
Operating expenses	11,969	14,993	10,563	10,414	7,739	9,145	$ 7,914	$ 8,080	$ 8,417	43,709	33,556	$ 13,327
Net loss and comprehensive loss	(10,644)	(13,868)	(9,844)	(9,763)	(6,411)	(8,197)	(7,918)	(8,096)	(8,430)	(39,886)	(32,641)	(13,153)
Net loss attributable to Spero Therapeutics, Inc.	(10,644)	(13,862)	(9,836)	(9,169)	(5,876)	(7,211)	(6,316)	(6,059)	(5,905)	(38,743)	(25,491)	(10,154)
Net loss attributable to common shareholders of Spero Therapeutics, Inc.	$ (10,644)	$ (14,770)	$ (12,076)	$ (12,121)	$ (7,130)	$ (8,333)	$ (7,410)	$ (7,928)	$ (6,257)	$ (46,097)	$ (29,928)	$ (13,427)
Net loss per share attributable to common shareholders per share, basic and diluted	$ (0.74)	$ (1.59)	$ (36.02)	$ (36.21)	$ (21.60)	$ (25.68)	$ (23.23)	$ (25.30)	$ (21.51)	$ (17.82)	$ (95.87)	$ (53.11)
Weighted average shares outstanding, basic and diluted:	14,369,182	9,273,783	335,285	334,788	330,075	324,521	318,948	313,414	290,884	2,586,865	312,169	252,807